Income Tax - Summary of Movements in Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Line Items]
At January 1	$ 498	$ 373
(charged) / credited to profit & loss	1,790	125
At December 31	2,288	498
Tax Losses
Disclosure Of Income Taxes [Line Items]
At January 1	348	31
(charged) / credited to profit & loss	(115)	317
At December 31	233	348
Accrued Liabilities
Disclosure Of Income Taxes [Line Items]
At January 1		99	$ 316
At January 1	99	318
(charged) / credited to profit & loss	674	(217)
At December 31	773	99
At December 31	773	99
Exchange Differences
Disclosure Of Income Taxes [Line Items]
At January 1	0	0
(charged) / credited to profit & loss	89	0
At December 31	89	0
Other
Disclosure Of Income Taxes [Line Items]
At January 1	51	24
At January 1	51	26
(charged) / credited to profit & loss	1,142	25
At December 31	1,193	51
At December 31	$ 1,193	$ 51